Summary of Significant Accounting Policies (Details) - Schedule of stock-based compensation included in cost of goods sold, research and development, and selling, general and administrative expenses - USD ($)
$ in Thousands
	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of stock-based compensation included in cost of goods sold, research and development, and selling, general and administrative expenses [Abstract]
Cost of goods sold	$ 539	$ 54	$ 1,183	$ 54	$ 232	$ 893
Research and development	1,506	128	3,300	272	621	1,994
Selling, general and administrative	4,718	143	9,475	362	822	4,476
Total stock-based compensation expense	$ 6,763	$ 325	$ 13,958	$ 688	$ 1,675	$ 7,363